Fair Value (Tables)	6 Months Ended
Jun. 30, 2025
Fair Value Disclosures [Abstract]
Schedule of Valuation Methodology and Significant Unobservable Inputs	The valuation methodology and the significant unobservable inputs are set out below.

	Valuation technique	Significant other unobservable input	Value
Identifiable intangible assets (Technical Licence)	Discounted Cash Flow Model	Weighted average cost of capital	28%
		Long-term revenue growth rate	3%
		Long-term after-tax net operating profit margin	11%
Identifiable intangible assets (Trademark)	Discounted Cash Flow Model	Weighted average cost of capital	27%
		Long-term revenue growth rate	3%
		Long-term after-tax royalty payment	125,000
Earnout Shares	Monte Carlo Simulation	Stock price	$3.06
		Stock price annual volatility	33%